Property, Plant and Equipment - Components of Property, Plant and Equipment 2 (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 9.5	$ 5.4	$ 4.8
Operating lease right-of-use-assets	40.5	0.0
Net book value of disposals	15.0	28.0
Net book value of disposals, usage of replacement parts	11.7	13.7
Net book value of disposals, disposal of assets no longer in use	3.3	5.2
Held-for-sale
Property, Plant and Equipment [Line Items]
Buildings held for sale		5.8
Cost of Sales
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets		0.4
North America Fiber Cement
Property, Plant and Equipment [Line Items]
Operating lease right-of-use-assets	$ (0.8)
Impairment of long-lived assets		2.6
Other Businesses
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets		$ 6.1